The Delafield Fund (Prospectus Summary) | The Delafield Fund
THE DELAFIELD FUND
Investment Objective
The Delafield Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Delafield Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Delafield Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Delafield Fund
Management Fees		0.72%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.26%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[1]	1.25%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the "Financial Highlights" section of this prospectus because the Ratio of Expenses to average net assets found in the "Financial Highlights" does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in The
Delafield Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Delafield Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Delafield Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Delafield Fund	127	397	686	1,511

Portfolio Turnover
The Delafield Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Delafield Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the
Delafield Fund's performance. During its most recent fiscal year, the Delafield
Fund's portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
The Delafield Fund seeks to achieve its objectives by investing primarily in the equity securities (i.e., common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks) of domestic companies. Specifically, the Delafield Fund will primarily invest in equity securities of domestic companies which the portfolio managers believe to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.

Under normal circumstances the Delafield Fund will have more than 65% of its assets invested in equity securities. The Delafield Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the portfolio managers believe offer a significant opportunity for price appreciation. In addition, the Delafield Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Delafield Fund may also invest in:

o   U.S. Government Securities: The U.S. Government securities in which the
    Delafield Fund may invest include obligations issued or guaranteed by the
    U.S. Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the U.S. Government.

o   Money Markets Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature. The money market funds seek to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of
$1.00 per share.
Principal Risks
You may lose money by investing in the Delafield Fund. The Delafield Fund is subject to the following risks:

o  the stock markets may go down; and

o  a stock or stocks selected for the Delafield Fund's portfolio may fail to perform as expected.

The Delafield Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

o  Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

o  Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S.
securities, including:

o  the value of foreign currencies may decline relative to the U.S. dollar;

o  a foreign government may expropriate the Delafield Fund's assets;

o  political, social or economic instability in a foreign country in which the
   Delafield Fund invests may cause the value of the Delafield Fund's investments to decline; and

o  the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Delafield Fund?

o  investors who want a diversified portfolio

o  long-term investors with a particular goal, such as saving for retirement

o  investors who want potential growth over time

o  investors who can tolerate short-term fluctuations in net asset value ("NAV")
   per share; and

o  investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

o  are not deposits of any bank;

o  are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any
   other government agency; and

o  are subject to investment risks, including the possibility that you could lose money.
Bar Chart and Performance Table of the Delafield Fund
The Delafield Fund is the successor to the Delafield Fund, Inc. (the
"Predecessor Delafield Fund") pursuant to a reorganization that took place on
September 28, 2009. The performance information provided prior to September 28,
2009 is historical information for the Predecessor Delafield Fund. The
Predecessor Delafield Fund was managed by Reich & Tang Asset Management, LLC and had the same portfolio managers, investment objectives and investment strategies as the Delafield Fund.

The following chart and table below provide some indication of the risks of investing in the Delafield Fund by showing changes in the Delafield Fund's performance from year to year (on a calendar year basis) and by showing how the
Delafield Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2011, compare with those of the Russell 2000® Index and the
S&P 500® Index. Please note that the Delafield Fund's performance (before and after taxes) is not an indication of how the Delafield Fund will perform in the future. Updated performance information in available at
www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 34.37% (for the quarter ended June 30, 2009). The worst performance was -29.37% (for the quarter ended December 31, 2008).
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Delafield Fund	Return Before Taxes	(7.17%)	3.46%	9.01%
The Delafield Fund After Taxes on Distributions	Return After Taxes on Distributions	(7.35%)	3.02%	8.01%
The Delafield Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.41%)	2.86%	7.68%
The Delafield Fund S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
The Delafield Fund Russell 2000 ® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.